CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Current assets
Cash and cash equivalents	¥ 2,939,428	¥ 2,284,557
Time deposits	1,032,034	149,321
Marketable securities	1,511,389	2,782,099
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥40,849 million in 2015 and ¥83,969 million in 2016	2,000,149	2,108,660
Finance receivables, net	5,912,684	6,269,862
Other receivables	451,406	420,708
Inventories	2,061,511	2,137,618
Deferred income taxes	967,607	978,179
Prepaid expenses and other current assets	1,333,345	805,393
Total current assets	18,209,553	17,936,397
Noncurrent finance receivables, net	8,642,947	9,202,531
Investments and other assets
Marketable securities and other securities investments	7,439,799	7,632,126
Affiliated companies	2,631,612	2,691,460
Employees receivables	32,998	45,206
Other	730,271	926,391
Total investments and other assets	10,834,680	11,295,183
Property, plant and equipment
Land	1,352,904	1,354,815
Buildings	4,311,895	4,282,839
Machinery and equipment	10,945,267	10,945,377
Vehicles and equipment on operating leases	5,652,622	5,199,986
Construction in progress	513,953	581,412
Total property, plant and equipment, at cost	22,776,641	22,364,429
Less - Accumulated depreciation	(13,036,224)	(13,068,710)
Total property, plant and equipment, net	9,740,417	9,295,719
Total assets	47,427,597	47,729,830
Current liabilities
Short-term borrowings	4,698,134	5,048,188
Current portion of long-term debt	3,822,954	3,915,304
Accounts payable	2,389,515	2,410,588
Other payables	1,040,277	913,013
Accrued expenses	2,726,120	2,668,666
Income taxes payable	343,325	348,786
Other current liabilities	1,104,131	1,126,951
Total current liabilities	16,124,456	16,431,496
Long-term liabilities
Long-term debt	9,772,065	10,014,395
Accrued pension and severance costs	904,911	880,293
Deferred income taxes	2,046,089	2,298,469
Other long-term liabilities	491,890	457,848
Total long-term liabilities	13,214,955	13,651,005
Total liabilities	29,339,411	30,082,501
Mezzanine equity
Model AA Class Shares, no par value, authorized: 0 share in 2015 and 150,000,000 shares in 2016 issued: 0 share in 2015 and 47,100,000 shares in 2016	479,779
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2015 and 2016; issued: 3,417,997,492 shares in 2015 and 3,337,997,492 shares in 2016	397,050	397,050
Additional paid-in capital	548,161	547,054
Retained earnings	16,794,240	15,591,947
Accumulated other comprehensive income (loss)	610,768	1,477,545
Treasury stock, at cost, 271,183,861 shares in 2015 and 300,321,622 shares in 2016	(1,603,284)	(1,225,465)
Total Toyota Motor Corporation shareholders' equity	16,746,935	16,788,131
Noncontrolling interests	861,472	859,198
Total shareholders' equity	¥ 17,608,407	¥ 17,647,329
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity	¥ 47,427,597	¥ 47,729,830